Number of Crude Oil and Natural Gas Wells Drilled and Completed (Parenthetical) (Detail) - Wells	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	1	34	85
Net development wells, Dry	1		1
Net exploratory wells	2	7	2
United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	0	33	84
Net development wells, Dry	1		1
Net exploratory wells	0	1	2
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	0	33	84
Net development wells, Dry	0	0	1
Net exploratory wells	0	0	0